CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2024
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS
NOTE 4. CASH AND CASH EQUIVALENTS
For purposes of the Condensed Consolidated Interim Statement of cash flow and the Condensed Consolidated Interim Statement of Financial Position, the following assets are considered as cash and cash equivalents:

	June 30, 2024	December 31, 2023
	In millions of COP
Cash and balances at central bank
Cash	8,510,449	8,830,305
Due from central banks (1)(2)	7,590,076	11,248,230
Due from other private financial entities	4,955,506	7,607,921
Checks on hold	221,841	214,004
Remittances of domestic negotiated checks in transit	96,828	74,524

Total cash and due from banks	21,374,700	27,974,984

	June 30, 2024	December 31, 2023
	In millions of COP
Money market transactions
Interbank borrowings	3,717,447	3,983,699
Reverse repurchase agreements and other similar secured loans	6,373,029	7,840,926

Total money market transactions	10,090,476	11,824,625

Total cash and cash equivalents	31,465,176	39,799,609

(1)
According to External Resolution No. 20 of 2020 of Banco de la República Colombia, which amends External Resolution No. 5 of 2008 issued by the Colombian Central Bank, Bancolombia S.A. must maintain, the equivalent of 8% of the deposits mentioned in Article 1, paragraph (a), and the equivalent of 3.5% of its customer’s deposits with a maturity of less than 18 months (paragraph b), as ordinary reserve, represented in deposits at the Central Bank or as cash in hand. In addition, according to Resolution Number 177 of 2002 issued by the Guatemala Monetary Board, Grupo Agromercantil Holding through its subsidiary Banco Agromercantil de Guatemala must maintain the equivalent of 14.60% of its customer’s deposits daily balances as a legal banking reserve, represented in unrestricted deposits at the Bank of Guatemala. Additionally, circular
SBP-DR-0011-2024
dated January 30, 2024, communicates the decision of the Superintendency of Banks of Panama to maintain the percentage established in the General Resolution of the Board of Directors
SBP-GJD-0003-2014
dated January 28, 2014, which sets at 30.00% the minimum legal liquidity rate that Panamanian banks must maintain. Finally, in accordance with temporary rule
NPBT-12,
which is effective from March 27, 2024, to September 24, 2024, Banco Agrícola must maintain an equivalent average daily amount of its deposits and debt instruments in issue as a liquidity reserve between 1.00% and 16.00% represented in unrestricted deposits or debt instruments in issue by El Salvador Central Bank. Once the complete term established, the bank continues with the Technical Norm
(NRP-28),
issued by the Central Bank, where the Bank must maintain an equivalent amount between 1.00% and 18.00%, which has been in effect since 23 June 2021.

(2)
The variation corresponds mainly the effect of the usual transactionality of the operation of Bancolombia and the cancellation of interest-bearing deposits of COP 3.5 billion opened in December 2023 and cancelled in January 2024.

As of June 30, 2024 and December 31, 2023, there is restricted cash amounting to COP 1,223,368 and COP 1,082,611, respectively, included in other assets on the Condensed Consolidated Interim Statement of Financial Position, which represents margin deposits pledged as collateral for derivative contracts traded through clearing houses.